-------------------------------------------------------------------------------
                                SEMIANNUAL REPORT
-------------------------------------------------------------------------------

[graphic omitted](R)
NEW ENGLAND FUNDS(R)
Where The Best Minds Meet(R)
                                                                     New England
                                                             Star Small Cap Fund

                                                               [graphic omitted]

---------------
June 30, 1997
---------------

August 1997
--------------------------------------------------------------------------------
Dear New England Funds Shareholder,

[Photo of Henry L.P. Schmelzer]

Spurred by bright economic prospects, the broader U.S. stock market continued its record run during the first half of the year, experiencing only short-lived setbacks along the way. These fresh gains come on top of significant increases in 1995 and 1996, leaving many investors wary of what might come next. Bond markets, meanwhile, contended with some volatility in interest rates, but have been relatively stable this year.

Building a portfolio for variable markets
Investors should not abandon well-conceived financial programs for fear of a down market. Whether today's market levels are excessive -- only hindsight will tell. So you should remain patient and realistic, alert to the possibility of periodic market declines. Consultation with your financial representative should be a regular part of your planning. Your representative can help you take prudent steps to adjust your portfolio, whatever the next trend may bring.

Strategic initiatives deliver shareholder benefits
Four years ago New England Funds embarked on a new strategic direction. Expressed in our corporate slogan Where The Best Minds Meet(R), this new thrust has meant improved performance for many of our funds, award-winning service and a host of behind-the-scenes enhancements designed to help our shareholders and their financial representatives. Our sights, like yours, are focused on the long term. At the same time, we work to enhance service every day. We also keep a disciplined eye on the performance that each fund manager achieves. Through these persistent efforts we're convinced we'll merit your continued commitment and loyalty. Thank you for your confidence in New England Funds. Sincerely,


/s/ Henry L.P. Schmelzer

Henry L.P. Schmelzer, President

--------------------------------------------------------------------------------
                         NEW ENGLAND STAR SMALL CAP FUND
--------------------------------------------------------------------------------

                                      AWARD WINNING SERVICE -- TWO YEARS RUNNING
--------------------------------------------------------------------------------

---------------------    For two years running we're proud to announce that
        DALBAR,          DALBAR, an independent evaluator of mutual fund
        QUALITY          service, has awarded New England Funds its Quality
    TESTED SERVICE       Tested Service Seal for "providing the highest
         1996            tier of service excellence in the mutual fund
---------------------    industry." New England Funds is one of just three
        DALBAR           mutual fund companies to earn this distinction in
HONORS COMMITMENT TO:    each of the last two years -- another reason why
      INVESTORS          we are becoming known as the mutual fund company
---------------------    Where The Best Minds Meet.



                                        INVESTMENT RESULTS THROUGH JUNE 30, 1997
--------------------------------------------------------------------------------

Putting Performance in Perspective
The charts comparing your Fund's performance to a benchmark index provide you with a general sense of how your Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. Your Fund's total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities necessary to match the index. And, if they could, they would incur transaction costs and other expenses.

 See next page [symbol - hand pointing right]

--------------------------------------------------------------------------------
                         NEW ENGLAND STAR SMALL CAP FUND
--------------------------------------------------------------------------------

                           AVERAGE ANNUAL TOTAL RETURNS FOR PERIOD ENDED 6/30/97

--------------------------------------------------------------------------------

CLASS A (Inception 12/31/96)                               SINCE INCEPTION
Net Asset Value(1)                                              10.40%
With Max. Sales Charge(2)                                        4.07

--------------------------------------------------------------------------------

CLASS B (Inception 12/31/96)                               SINCE INCEPTION
Net Asset Value(1)                                              10.00%
With CDSC(3)                                                     5.00

--------------------------------------------------------------------------------

CLASS C (Inception 12/31/96)                               SINCE INCEPTION
Net Asset Value(1)                                              10.00%

--------------------------------------------------------------------------------

COMPARATIVE PERFORMANCE                                     SINCE 12/31/96
Russell 2000(4)                                                 10.20%
Lipper Small Cap Fund Avg.(5)                                    8.99


These returns represent past performance. Investment return and principal value will fluctuate so that shares, upon redemption, may be worth more or less than original cost.

NOTES TO CHARTS AND PERFORMANCE UPDATE

(1) Net Asset Value (NAV) performance assumes reinvestment of all distributions and does not reflect the payment of a sales charge at the time of purchase.

(2) With Maximum Sales Charge (MSC) performance assumes reinvestment of all distributions and reflects the maximum sales charge of 5.75% at the time of purchase of Class A shares.

(3) With Contingent Deferred Sales Charge (CDSC) performance assumes a maximum 5% sales charge is applied to a redemption of Class B shares. The sales charge will decrease over time, declining to zero six years after the purchase of shares.

(4) Russell 2000 Small Stock Index is a popular measure of the stock price performance of small companies. The Index performance has not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments.

(5) Lipper Average is an average of the total return performance (calculated on the basis of net asset value) of funds with similar investment objectives as calculated by Lipper Analytical Services, an independent mutual fund ranking service.

--------------------------------------------------------------------------------
                        NEW ENGLAND STAR SMALL CAP FUND
--------------------------------------------------------------------------------

                 A $10,000 Investment Compared to Russell 2000(4)

[A chart in the form of a line graph appears here, illustrating the growth of a $10,000 investment in the Star Small Cap Fund's Class A shares compared to Russell 2000. The data points to this chart are as follows:]

                       Class A Shares Inception 12/31/96

                       Net Asset        With Maximum
                        Value(1)       Sales Charge(2)      Russell 2000(4)
12/31/96                $10,000            $ 9,425              $10,000
    1/97                $10,192            $ 9,606              $10,200
    2/97                $ 9,920            $ 9,349              $ 9,953
    3/97                $ 9,351            $ 8,814              $ 9,483
    4/97                $ 9,264            $ 8,731              $ 9,510
    5/97                $10,447            $ 9,847              $10,567
    6/97                $11,040            $10,005              $11,021

[A chart in the form of a line graph appears here, illustrating the growth of a $10,000 investment in the Star Small Cap Fund's Class B shares compared to Russell 2000. The data points to this chart are as follows:]

                       Class B Shares Inception 12/31/96


                       Net Asset
                        Value(1)          CDSC(3)           Russell 2000(4)
12/31/96                $10,000           $10,000              $10,000
    1/97                $10,184           $10,184              $10,200
    2/97                $ 9,912           $ 9,912              $ 9,953
    3/97                $ 9,336           $ 9,336              $ 9,483
    4/97                $ 9,248           $ 9,248              $ 9,510
    5/97                $10,425           $10,425              $10,567
    6/97                $11,009           $10,509              $11,021

[A chart in the form of a line graph appears here, illustrating the growth of a $10,000 investment in the Star Small Cap Fund's Class C shares compared to Russell 2000. The data points to this chart are as follows:]

                       Class C Shares Inception 12/31/96


                             Net Asset
                             Value(1)                Russell 2000(4)
12/31/96                      $10,000                    $10,000
    1/97                      $10,192                    $10,200
    2/97                      $ 9,912                    $ 9,953
    3/97                      $ 9,336                    $ 9,483
    4/97                      $ 9,248                    $ 9,510
    5/97                      $10,424                    $10,567
    6/97                      $11,008                    $11,021




These illustrations represent past performance and cannot predict future results. Investment return and principal value may vary, resulting in a gain or loss on the sale of shares. All Index and Fund performance assumes reinvested distributions.

--------------------------------------------------------------------------------
                        NEW ENGLAND STAR SMALL CAP FUND
--------------------------------------------------------------------------------

                                                         HOW YOUR FUND PERFORMED
--------------------------------------------------------------------------------

Although just six months young, New England Star Small Cap Fund has already made a name for itself. As investors recognize the convenience and wisdom of investing in a single fund that pursues growth through separate strategies and styles, assets have grown to over $70 million, as of June 30, 1997. The Fund's sales success is testimony to the broad appeal of its approach.

We are pleased with the Fund's performance -- and think you will be too. More importantly, we are most optimistic about its future.

Economic Overview
During the continued upward climb of the broad investment market, two factors in the past sixth months caused a temporary stall: concern over higher interest rates and the possibility of weaker corporate earnings. Concerns fueled performance of large company stocks as investors seeking liquidity drove up prices. Nonetheless, the stall was temporary: news of favorable investment conditions -- moderate economic growth, low inflation and a reasonable interest rate environment -- helped the overall market to recover and return to a more normal pace.

At the start of the year, small company stocks continued to lag their larger counterparts. But, by the second quarter, their relative underperformance turned into a buying opportunity, prompting a small cap rally as investors found more attractive valuations (a measure that indicates how much one pays for a company's earning power) in this market.

For the semiannual period ending June 30, 1997, New England Star Small Cap Fund returned 10.40%, 10.00% and 10.00% at net asset value for Class A, B and C shares, respectively. This compared favorably to its benchmark, the Russell 2000 Index, which posted 10.20% for the same period.

Your Fund is the latest of three New England Star funds, each with a multiple-adviser approach. New England Star Small Cap Fund has four different segments, each managed by a separate subadvisory firm with its own management approach. On the following pages, commentary from the Fund's portfolio managers will give you insight into each investment style and market perspective.

--------------------------------------------------------------------------------
                        NEW ENGLAND STAR SMALL CAP FUND
--------------------------------------------------------------------------------

ROBERTSON STEPHENS INVESTMENT MANAGEMENT
--------------------------------------------------------------------------------

[Photo of John Wallace]

John Wallace,
Robertson Stephens
Investment Management

Small cap stocks have underperformed dramatically since May of 1996, while the earnings momentum for large cap stocks has been surprisingly strong. But, I am convinced that the large cap out-performance will eventually end. Some smaller companies can and will grow their sales and earnings at a 25-30% rate, while many of the large cap companies simply cannot.

We remain committed to our small- to mid-cap bias, and continue to apply our bottom-up, research-intensive approach to selecting securities. We target small- to mid-cap companies with good growth potential as a result of improved management, new products, and/or market expansion. Currently, the areas we are looking at include: oil service, technology, telecom equipment, capital goods, and industrial companies.

                 LARGEST HOLDINGS IN ROBERTSON STEPHENS SEGMENT
                       AS A PERCENTAGE OF FUND NET ASSETS
--------------------------------------------------------------------------------

Vans, Inc.                                                                 0.51%
Southern Electronics Corp.                                                 0.46%
Key Energy Group, Inc.                                                     0.44%

--------------------------------------------------------------------------------
                        NEW ENGLAND STAR SMALL CAP FUND
--------------------------------------------------------------------------------

                                                     MONTGOMERY ASSET MANAGEMENT
--------------------------------------------------------------------------------

[Photo of Andrew Pratt]

Andrew Pratt,
Montgomery Asset
Management

With valuations more normal, a number of attractive small cap stocks have became available. In addition to evaluating new prospects, we also routinely re-expose all our portfolio holdings to our time-tested, three-step stock selection process: quantitative screening, independent fundamental research and careful valuation.

As of June 30, our portfolio contains a broad mix of high-quality and interesting companies, with good diversification among sectors. For new stock selection, we are currently focusing on two primary areas: service and technology. Outbound/inbound teleservicing and customer retention services seem to be emerging with momentum and a well-defined future. Likewise, in the area of technology, a growing number of agile and responsive, solutions-driven companies are reaping the benefits of The Year 2000 challenge. As larger companies outsource functions like teleservicing and technology problem-solving, some of these smaller, ambitious companies are getting good visibility. We see this as an accelerating factor that can work favorably for the small cap investor.

LARGEST HOLDINGS IN MONTGOMERY SEGMENT AS A PERCENTAGE OF FUND NET ASSETS
--------------------------------------------------------------------------------

Cooper Companies, Inc.                                                     0.72%
Whole Foods Market, Inc.                                                   0.54%
Octel Communications Corp.                                                 0.53%

--------------------------------------------------------------------------------
                        NEW ENGLAND STAR SMALL CAP FUND
--------------------------------------------------------------------------------

                                                      LOOMIS, SAYLES & CO., L.P.
--------------------------------------------------------------------------------

[Photo of David Smith, Philip Fine & Christopher Ely]

David Smith,
Philip Fine &
Christopher Ely,
Loomis, Sayles & Co., L.P.

During the first six months of 1997, small cap stock performance was eclipsed by the continued extraordinary performance of large caps. Excessive valuations and a flight to liquidity caused small cap growth stocks to underperform through the end of April. Then two things happened. The momentum of large cap stock growth slowed, and the small cap valuation correction attracted more investors. This was enhanced by a favorable economy, good growth, and low inflation. Another factor was the prospect of a capital gains tax cut, which prompted many investors to increase their exposure to growth-oriented investments. These developments and the strong fundamentals of the small companies we invest in worked to the advantage of our portfolio in the second quarter.

At the end of the period, our largest exposure was in technology, specifically, software and electronics. We're also looking at biotechnology, which seems to be undergoing a renaissance. In fact, we will look at any sector for emerging, high-growth companies that dominate their industry niche or are exceptionally well-positioned to benefit from change -- a change in technology, an improved regulatory climate, or encouraging demographic trends.

LARGEST HOLDINGS IN LOOMIS SEGMENT AS A PERCENTAGE OF FUND NET ASSETS
--------------------------------------------------------------------------------

Advanced Technology Materials, Inc.                                        0.73%
Sipex Corp.                                                                0.66%
FirstFed Financial                                                         0.63%

--------------------------------------------------------------------------------
                        NEW ENGLAND STAR SMALL CAP FUND
--------------------------------------------------------------------------------

                                                  OAKMARK/HARRIS ASSOCIATES L.P.
--------------------------------------------------------------------------------

[Photo of Steven Reid]

Steven Reid,
Oakmark/Harris Associates

During the semiannual period it seemed like a lot happened, but very little changed. While no one knows exactly why, it appears that Wall Street became obsessed with several short-term events: the Fed's decision to raise interest rates, anticipation of second quarter earnings, and the fear of companies not meeting expectations. And finally, many investors became concerned about the possibility of an overall market correction. We were not exempt from the overall market decline, and several of our holdings did not or were not expected to produce the near-term results on which other investors seem to focus so closely. But, as long-term investors, we see these situations as opportunities, and we try to take advantage of them.

Our strategy for Star Small Cap Fund continues to follow our value-oriented philosophy. We buy and hold stocks of companies that may trade at a significant discount to their business value. We pursue returns by identifying attractively-priced stocks and sticking with those companies until we feel they have realized their full market potential. The basic attributes of the small cap universe are still quite attractive, and right now, it's a good, investable environment.

LARGEST HOLDINGS IN OAKMARK/HARRIS SEGMENT AS A PERCENTAGE OF FUND NET ASSETS
--------------------------------------------------------------------------------
SPX Corp.                                                                  1.38%
Catellus Development Corp.                                                 1.28%
U.S. Industries, Inc.                                                      1.11%

--------------------------------------------------------------------------------
                        NEW ENGLAND STAR SMALL CAP FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                         TOP PORTFOLIO SECTORS 6/30/97*
--------------------------------------------------------------------------------
                                                     Percentage of
                                                      Net Assets
               ----------------------------------------------
                 1.  Services                             5.6
               ----------------------------------------------
                 2.  Software                             5.4
               ----------------------------------------------
                 3.  Industrial Goods & Services          4.2
               ----------------------------------------------
                 4.  Technology                           4.2
               ----------------------------------------------
                 5.  Retail                               4.0
               ----------------------------------------------
                 6.  Electronics                          3.7
               ----------------------------------------------
                 7.  Insurance                            3.7
               ----------------------------------------------
                 8.  Broadcasting                         3.6
               ----------------------------------------------
                 9.  Drugs & Health Care                  3.4
               ----------------------------------------------
                10.  Petroleum Services                   3.2
               ----------------------------------------------
                11.  Real Estate                          2.8
               ----------------------------------------------
                12.  Machinery                            2.7
               ----------------------------------------------
                13.  Banks                                2.7
               ----------------------------------------------
                14.  Food & Beverages                     2.7
               ----------------------------------------------
                15.  Consumer Cyclicals                   2.7

*Portfolio holdings and asset allocations will vary.

--------------------------------------------------------------------------------
                             PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------

Investments as of June 30, 1997
(unaudited)

COMMON STOCK -- 95.3% OF TOTAL NET ASSETS

SHARES  DESCRIPTION                                                  VALUE(A)
--------------------------------------------------------------------------------
        AEROSPACE--0.7%
10,000  Logicon, Inc. .......................................      $    530,000
                                                                   ------------
        AIR TRAVEL--0.2%
 6,000  Southwest Airlines ..................................           155,250
                                                                   ------------
        APPAREL & TEXTILES--0.3%
 7,000  Nautica Enterprises, Inc. ...........................           185,063
                                                                   ------------
        BANKS--2.7%
12,500  Bank Plus Corp. .....................................           135,938
 5,000  Fidelity Bankshares, Inc. (c) .......................            98,750
20,000  Northwest Savings Bank ..............................           310,000
30,000  Peoples Bank of Bridgeport, Connecticut .............           776,250
 8,000  Resource Bancshares Mortgage Group ..................           158,000
 1,200  TCF Financial Corp. .................................            59,250
 4,000  Union Planters Corp. ................................           207,500
 2,500  United States Bancorp ...............................           160,312
                                                                   ------------
                                                                      1,906,000
                                                                   ------------
        BASIC MATERIALS--0.6%
 5,500  Carpenter Technology Corp. ..........................           251,625
 5,000  Libbey, Inc. ........................................           175,000
                                                                   ------------
                                                                        426,625
                                                                   ------------
        BROADCASTING--3.6%
12,000  Cablevision Systems Corp. (c) .......................           648,000
 8,000  Comcast Corp. .......................................           171,000
32,000  Granite Broadcasting Corp. (c) ......................           328,000
 5,200  Heftel Broadcasting Corp. (c) .......................           287,300
14,800  Metro Networks, Inc. (c) ............................           358,900
50,000  TCI Satellite Entertainment, Inc. (c) ...............           393,750
11,400  Westwood One, Inc. (c) ..............................           367,650
                                                                   ------------
                                                                      2,554,600
                                                                   ------------
        BUILDING MATERIAL & CONSTRUCTION--0.5%
22,000  NVR, Inc. (c) .......................................           335,500
                                                                   ------------
        BUSINESS SERVICES--2.2%
 9,500  Abacus Direct Corp. (c) .............................           308,750
 9,000  Childrens Comprehensive Services ....................           127,125
13,500  Equity Corp. International (c) ......................           326,531
 1,500  G & K Services ......................................            55,875
 9,500  Outdoor Systems, Inc. (c) ...........................           363,375
 6,000  Universal Outdoor Holdings, Inc. (c) ................           209,250
 9,200  Waste Industries, Inc. (c) ..........................           162,150
                                                                   ------------
                                                                      1,553,056
                                                                   ------------
        CAPITAL GOODS--2.3%
 6,100  Boston Technology, Inc. (c) .........................           180,331
 5,100  Comverse Technology, Inc. (c) .......................           265,200
 9,500  MRV Communications, Inc. (c) ........................           280,250
15,900  Octel Communications Corp. (c) ......................           372,656
 6,900  P-COMM, Inc. (c) ....................................           227,700
 8,800  Woodhead Industries .................................           166,100
 8,400  X-Rite, Inc. ........................................           159,600
                                                                   ------------
                                                                      1,651,837
                                                                   ------------
        CHEMICALS--1.0%
17,500  Advanced Technology Materials, Inc. (c) .............           514,063
 8,500  Giant Cement Holding, Inc. ..........................           159,375
                                                                   ------------
                                                                        673,438
                                                                   ------------
        COMMUNICATION--1.1%
 5,000  General Cable Corp. (c) (d) .........................           128,125
21,000  IWL Communications Inc. .............................           112,875
 4,000  PairGain Technologies, Inc. (c) .....................            62,000
 3,000  QUALCOMM, Inc. (c) ..................................           152,625
12,000  Westell Technologies ................................           300,000
                                                                   ------------
                                                                        755,625
                                                                   ------------
        COMPUTERS--1.6%
 5,000  3Com Corp. (c) ......................................           225,000
 8,500  ADAC Labs ...........................................           200,812
 4,000  Citrix Systems, Inc. ................................           175,500
 6,000  Data General Corp. ..................................           156,000
10,000  Iomega Corp. ........................................           198,750
   700  NeoMagic Corp. (c) ..................................            15,663
20,000  UniComp, Inc. .......................................           140,000
                                                                   ------------
                                                                      1,111,725
                                                                   ------------
        COMPUTERS & BUSINESS EQUIPMENT--1.1%
 8,100  ENCAD, Inc. (c) .....................................           336,150
11,400  Natural Microsystems Corp. (c) ......................           410,400
                                                                   ------------
                                                                        746,550
                                                                   ------------
        CONSTRUCTION MATERIALS--0.3%
 7,000  Simpson Manufacturing Co. ...........................           185,500
                                                                   ------------
        CONSUMER CYCLICALS--2.7%
 9,900  Borders Group, Inc. (c) .............................           238,838
12,400  Corporate Express, Inc. (c) .........................           179,025
 3,000  Ethan Allen Interiors, Inc. .........................           171,000
 4,600  Kimball International, Inc., Class B ................           185,150
 7,400  Mac Frugals Corp. (c) ...............................           201,650
12,500  Miller Industries, Inc. (c) .........................           200,000
 5,900  Proffitts (c) .......................................           258,862
 5,600  Samsonite Corp. (c) .................................           247,100
 8,200  World Color Press, Inc. (c) .........................           194,750
                                                                   ------------
                                                                      1,876,375
                                                                   ------------
        CONSUMER GOODS & SERVICES--1.8%
15,000  First Brands Corp. ..................................           344,062
10,500  GC Companies, Inc. (c) ..............................           480,375
11,000  Scotsman Industries, Inc. ...........................           313,500
86,957  U-Ship, Inc. ........................................           117,392
                                                                   ------------
                                                                      1,255,329
                                                                   ------------
        CONSUMER PRODUCTS--2.4%
11,500  Action Performance Companies, Inc. (c) ..............           278,875
 8,500  General Cigar Holdings, Inc. (c) ....................           250,219
 6,500  Jones Apparel Group, Inc. (c) .......................           310,375
 8,200  Maxicare Health Plans (c) ...........................           183,475
10,600  Sola International, Inc. (c) ........................           355,100
11,200  The Men's Wearhouse, Inc. (c) .......................           352,800
                                                                   ------------
                                                                      1,730,844
                                                                   ------------
        DIVERSIFIED CONGLOMERATES--1.1%
22,000  U.S. Industries, Inc. (c) ...........................           783,750
                                                                   ------------
        DRUGS & HEALTH CARE--3.4%
 1,800  Agouron Pharmaceuticals, Inc. (c) ...................           145,575
12,500  American Oncology Resources, Inc. ...................           210,937
12,500  Columbia Laboratories. ..............................           204,687
 5,200  Gilead Sciences, Inc. (c) ...........................           143,650
 5,900  Guilford Pharmaceuticals, Inc. (c) ..................           143,075
 3,000  HealthCare Compare Corp. ............................           157,125
 4,800  Immunex Corp. (c) ...................................           174,000
 6,300  Intercardia, Inc. ...................................           144,900
 2,500  Living Centers of America, Inc. .....................            98,750
14,000  Matritech Inc. ......................................            97,125
10,000  Medical Resources, Inc. .............................           165,000
25,000  Meridian Diognostic .................................           209,375
 6,200  Sepracor, Inc. (c) ..................................           160,038
 6,800  Tenet Healthcare Corp. (c) ..........................           201,025
   900  Theragenics Corp. (c) ...............................            20,700
 3,300  Vertex Pharmaceuticals, Inc. (c) ....................           126,225
                                                                   ------------
                                                                      2,402,187
                                                                   ------------
        ELECTRIC--0.2%
12,000  Antec Corp. .........................................           141,000
                                                                   ------------
        ELECTRONIC COMPONENTS--1.3%
11,100  3Dfx Interactive, Inc. (c) ..........................           148,463
12,800  Sipex Corp. (c) .....................................           464,000
 9,500  Vitesse Semiconductor Corp. (c) .....................           310,531
                                                                   ------------
                                                                        922,994
                                                                   ------------
        ELECTRONICS--3.7%
 5,200  CFM Technologies, Inc. (c) ..........................           170,300
 6,900  Cymer, Inc. (c) .....................................           336,375
 9,000  Cypress Semiconductor Corp. .........................           130,500
 8,500  Input/Output, Inc. (c) ..............................           154,063
 9,100  Kulicke & Soffa Industries, Inc. (c) ................           295,466
 7,700  Lam Research Corp. (c) ..............................           285,381
 6,500  PRI Automation, Inc. (c) ............................           246,594
 7,600  Sanmina Corp. (c) ...................................           482,600
12,500  Scientific Atlanta, Inc. (c) ........................           273,437
 4,400  Uniphase Corp. (c) ..................................           256,300
                                                                   ------------
                                                                      2,631,016
                                                                   ------------
        ENERGY--0.9%
10,000  Hvide Marine, Inc. (c) ..............................           221,250
11,800  Marine Drilling Companies, Inc. (c) .................           231,575
 8,000  Pride Petroleum Services, Inc. (c) ..................           192,000
                                                                   ------------
                                                                        644,825
                                                                   ------------
        FINANCE--1.2%
15,200  BA Merchant Services, Inc. (c) ......................           289,750
 3,200  Commercial Federal Corp. ............................           118,800
 1,500  Great Plains Software, Inc. (c) .....................            40,500
 9,700  Imperial Credit Industries (c) ......................           199,456
 3,500  W. R. Berkley Corp. .................................           206,063
                                                                   ------------
                                                                        854,569
                                                                   ------------
        FINANCIAL SERVICES--0.5%
12,000  Duff & Phelps Credit Rating Co. .....................           364,500
                                                                   ------------
        FOOD - AGRIBUSINESS--0.5%
10,733  Delta & Pine Land Co. ...............................           382,363
                                                                   ------------
        FOOD & BEVERAGES--2.7%
 9,500  Fine Host Corp. (c) .................................           299,250
20,500  International Multifoods Corp. ......................           515,062
29,500  Ralcorp Holdings, Inc. (c) ..........................           435,125
 7,500  Tasty Baking Corp. ..................................           131,250
25,000  Triarc Companies, Inc. (c) ..........................           509,375
                                                                   ------------
                                                                      1,890,062
                                                                   ------------
        HEALTH CARE - MEDICAL TECHNOLOGY--2.2%
13,700  Arterial Vascular Engineering, Inc. (c) .............           440,969
11,800  Cytyc Corp. (c) .....................................           320,075
 7,400  Fisher Scientific ...................................           351,500
18,400  Novoste Corp. (c) ...................................           301,300
 6,100  Perclose, Inc. (c) ..................................           152,500
                                                                   ------------
                                                                      1,566,344
                                                                   ------------
        HEALTH CARE - SERVICES--0.8%
 8,000  ARV Assisted Living .................................            88,000
12,000  CardioThoracic Systems, Inc. ........................           168,000
 6,200  Pediatrix Medical Group (c) .........................           284,038
                                                                   ------------
                                                                        540,038
                                                                   ------------
        HOUSEHOLD APPLIANCES & HOME FURNISHINGS--0.5%
25,000  Southern Electronics Corp. ..........................           321,875
                                                                   ------------
        HOME BUILDERS--0.2%
 8,000  Walter Industries, Inc. .............................           134,000
                                                                   ------------
        HOTELS & RESTAURANTS--0.3%
 7,800  Logans Roadhouse, Inc. (c) ..........................           185,250
                                                                   ------------
        INDUSTRIAL GOODS & SERVICES--4.2%
15,000  Binks Manufacturing Co. .............................           693,750
20,000  Essex International, Inc. (c) .......................           557,500
22,000  MagneTek, Inc. (c) ..................................           365,750
15,000  SPX Corp. ...........................................           972,187
13,500  Zurn Industries, Inc. ...............................           388,125
                                                                   ------------
                                                                      2,977,312
                                                                   ------------
        INDUSTRIAL MACHINERY--0.4%
 3,500  Applied Power, Inc. .................................           180,688
 4,000  Graco, Inc. .........................................           120,500
                                                                   ------------
                                                                        301,188
                                                                   ------------
        INSURANCE--3.7%
16,500  Chartwell Re Corp. ..................................           495,000
 3,500  Equitable of Iowa Companies .........................           196,000
 5,000  Hartford Life, Inc. (c) .............................           187,500
25,000  Highlands Insurance Group, Inc. (c) .................           503,125
 3,500  Provident Companies, Inc. ...........................           187,250
15,000  PXRE Corp. ..........................................           461,250
15,000  RenaissanceRe Holdings ..............................           571,875
                                                                   ------------
                                                                      2,602,000
                                                                   ------------
        INVESTMENT COMPANIES--0.3%
11,200  Ocwen Asset Investment Corp. ........................           226,800
                                                                   ------------
        LEISURE TIME--0.6%
 3,000  Ascent Entertainment Group, Inc. ....................            27,375
 4,500  King World Productions, Inc. ........................           157,500
18,000  Penn National Gaming, Inc. (c) ......................           267,750
                                                                   ------------
                                                                        452,625
                                                                   ------------
        MACHINERY--2.7%
20,000  Gardner Denver Machinery, Inc. (c) ..................           595,000
11,500  Mathews International Corp. .........................           419,750
18,000  Northwest Pipe Co. (c) ..............................           330,750
25,000  The Carbide/Graphite Group, Inc. (c) ................           581,250
                                                                   ------------
                                                                      1,926,750
                                                                   ------------
        MANUFACTURING--0.3%
12,000  MotivePower Industries ..............................           192,000
                                                                   ------------
        MISCELLANEOUS--2.4%
21,900  Cooper Companies, Inc. (c) ..........................           509,175
 7,400  ESC Medical Systems, Ltd. (c) .......................           188,700
 7,800  Intelligroup, Inc. ..................................            75,075
40,000  M & F Worldwide Corp. ...............................           350,000
 7,100  Santa Fe International Corp. (c) ....................           241,400
10,100  Waters Corp. (c) ....................................           362,337
                                                                   ------------
                                                                      1,726,687
                                                                   ------------
        OFFICE EQUIPMENT & SUPPLIES--0.4%
 7,600  Network Appliance, Inc. (c) .........................           288,800
                                                                   ------------
        OIL & GAS--0.8%
45,000  Titan Exploration, Inc. (c) .........................           545,625
                                                                   ------------
        OIL - INDEPENDANT PRODUCERS--1.2%
 9,900  St. Mary Land & Exploration Co. .....................           347,737
 8,000  Stone Energy Corp. (c) ..............................           219,000
10,900  Swift Energy Co. (c) ................................           260,238
                                                                   ------------
                                                                        826,975
                                                                   ------------
        OIL SERVICES--0.3%
 5,000  EVI, Inc. ...........................................           210,000
                                                                   ------------
        PAPER--0.2%
20,000  Gaylord Container Corp. .............................           153,750
                                                                   ------------
        PETROLEUM SERVICES--3.2%
 3,800  Atwood Oceanics, Inc. (c) ...........................           254,600
 5,500  Camco International, Inc. ...........................           301,125
 9,000  Drilex International, Inc. ..........................           141,750
17,500  Key Energy Group, Inc. (c) ..........................           311,719
 8,000  Nabors Industries, Inc. .............................           200,000
10,100  Patterson Energy, Inc. (c) ..........................           458,287
 7,500  Reading & Bates (c) .................................           200,625
 5,000  Rowan Companies, (c) ................................           140,938
 4,000  Smith International, Inc. (c) .......................           243,000
                                                                   ------------
                                                                      2,252,044
                                                                   ------------
        PRODUCER OF GOODS--0.2%
 5,000  Chicago Miniature Lamp (c) ..........................           124,375
                                                                   ------------
        PUBLISHING--0.8%
 4,000  Central Newspapers, Inc. ............................           286,500
10,000  Lee Enterprises, Inc. ...............................           263,750
                                                                   ------------
                                                                        550,250
                                                                   ------------
        REAL ESTATE--2.8%
25,000  Castle & Cooke, Inc. (c) ............................           414,062
50,000  Catellus Development Corp. (c) ......................           906,250
10,000  CRIIMI MAE, Inc. ....................................           160,000
 5,500  JP Reality, Inc. ....................................           149,188
12,000  Prime Retail, Inc. ..................................           161,250
 7,500  Walden Residential Properties, Inc. .................           192,187
                                                                   ------------
                                                                      1,982,937
                                                                   ------------
        RETAIL--4.0%
20,000  Candies, Inc. .......................................            88,750
10,500  Carson Pirie Scott & Co. (c) ........................           333,375
13,300  Central Garden & Pet Co. (c) ........................           332,500
12,500  Cole National Corp. (c) .............................           550,000
 7,800  Gadzooks, Inc. (c) ..................................           152,100
 9,000  Genesco, Inc. .......................................           127,687
 8,000  Global DirectMail Corp. .............................           208,500
 6,800  Linens 'N Things, Inc. ..............................           201,450
 8,000  Pier 1 Imports, Inc. ................................           212,000
24,000  Vans, Inc. ..........................................           363,000
 8,700  Wet Seal, Inc. (c) ..................................           274,594
                                                                   ------------
                                                                      2,843,956
                                                                   ------------
        RETAIL - GROCERY--1.0%
22,100  Whole Foods Market, Inc. (c) ........................           732,063
                                                                   ------------
        RETAIL - SPECIALTY--0.4%
 7,500  Black Box Corp. (c) .................................           301,875
                                                                   ------------
        SAVINGS & LOAN--2.1%
 8,900  Astoria Financial Corp. .............................           422,750
14,200  FirstFed Financial (c)...............................           441,087
 5,000  Glendale Federal Savings Bank, Warrants .............            77,500
11,500  Reliance Bancorp, Inc. ..............................           338,531
 9,900  Roslyn Bancorp ......................................           226,463
                                                                   ------------
                                                                      1,506,331
                                                                   ------------
        SERVICES--5.6%
 9,600  Alternative Resources (c) ...........................           195,600
 5,400  Applied Graphics Technologies, Inc. (c) .............           214,650
 8,800  Budget Group, Inc. (c) ..............................           303,600
 7,400  Caribiner International, Inc. (c) ...................           241,425
 4,600  Catalina Marketing Corp. (c) ........................           221,375
 7,300  Computer Task Group, Inc. ...........................           271,925
 5,800  Fair Issac & Company, Inc. ..........................           258,463
11,000  FPA Medical Management, Inc. (c) ....................           260,562
10,300  HA-LO Industries, Inc. (c) ..........................           243,338
 9,100  Interstate Hotels Co. (c) ...........................           267,881
14,500  Orthodontic Centers of America, Inc. (c) ............           263,719
16,900  PMT Services, Inc. (c) ..............................           257,725
11,600  Precision Response Corp. (c) ........................           191,400
11,900  Prime Hospitality Corp. (c) .........................           235,025
10,700  Renal Treatment Centers, Inc. (c) ...................           287,562
 5,400  Technology Solutions (c) ............................           213,300
                                                                   ------------
                                                                      3,927,550
                                                                   ------------
        SOFTWARE--5.4%
 3,000  Adobe Systems, Inc. .................................           105,188
10,000  Avid Technology, Inc. (c) ...........................           263,750
17,700  Aware, Inc. .........................................           261,075
13,300  Cambridge Technology Partners (c) ...................           425,600
 4,000  CIBER, Inc. .........................................           136,750
 8,000  Data Dimensions, Inc. ...............................           176,000
15,000  Discreet Logic, Inc. ................................           247,500
10,900  Geotel Communications Corp. (c) .....................           145,788
 8,500  JDA Software Group, Inc. ............................           290,062
12,500  Pure Atria Corp. ....................................           176,562
 4,800  Registry, Inc. (c) ..................................           220,800
16,900  Synopsys, Inc. (c) ..................................           621,075
 7,500  Veritas Software Co. (c) ............................           376,875
 8,800  Wind River Systems (c) ..............................           336,600
                                                                   ------------
                                                                      3,783,625
                                                                   ------------
        STEEL--0.9%
20,000  Atchison Casting Corp. ..............................           332,500
 7,000  Lone Star Technologies, Inc. (c) ....................           200,375
16,200  WHX Corp. ...........................................           123,525
                                                                   ------------
                                                                        656,400
                                                                   ------------
        TECHNOLOGY--4.2%
19,500  Actel Corp. (c) .....................................           332,719
15,800  Acxiom Corp. (c) ....................................           323,900
 5,200  Analysts International ..............................           174,200
11,000  Boole and Babbage, Inc. (c) .........................           233,750
11,400  Genrad, Inc. (c) ....................................           257,925
 8,250  Henry Jack & Associates, Inc. .......................           200,062
 1,900  Keane, Inc. (c) .....................................            98,800
 9,600  Kronos, Inc. (c) ....................................           264,000
25,000  Network Computing Devices, Inc. .....................           290,625
12,400  SBS Technologies, Inc. (c) ..........................           286,750
 8,900  Structural Dynamics (c) .............................           233,625
 8,700  United States Office Products Co. (c) ...............           265,894
                                                                   ------------
                                                                      2,962,250
                                                                   ------------
        TELECOMMUNICATION--0.9%
 9,500  ICG Communications, Inc. ............................           182,875
20,000  Metromedia International Group, Inc. ................           253,750
 6,000  WorldCom, Inc. (c) ..................................           192,000
                                                                   ------------
                                                                        628,625
                                                                   ------------
        TIRES & RUBBER--0.2%
 6,000  Cooper Tire & Rubber Co. ............................           132,000
                                                                   ------------
        TRANSPORTATION--1.2%
 7,100  Atlas Air, Inc. (c) .................................           244,950
 4,900  Expeditors International ............................           139,037
 7,200  Halter Marine Group, Inc. (c) .......................           172,800
10,000  USFreightways Corp. .................................           258,750
                                                                   ------------
                                                                        815,537
                                                                   ------------
        TRUCKING & FREIGHT FORWARDING--0.3%
12,500  Consolidated Freightways Corp. ......................           204,688
                                                                   ------------
        Total Common Stocks (Identified Cost $57,448,096) ...        67,233,108
                                                                   ------------

BONDS AND NOTES--0.3%

   FACE
  AMOUNT

-------------------------------------------------------------------------------
            U.S. GOVERNMENT--0.3%
$  750,000  United States Treasury Security, Strip,
              Zero coupon, 11/15/17                                     183,735
                                                                   ------------
            Total Bonds and Notes (Identified Cost $172,622)            183,735
                                                                   ------------
 3,037,000  Repurchase Agreement with State Street Bank
              & Trust Co. dated 6/30/97 at 5.00% to be
              repurchased at $3,037,422 on 7/01/97
              collateralized by $2,940,000 U.S. Treasury
              Bonds 7.25% due 5/15/16 valued at $3,103,996 ..         3,037,000
   458,000  Repurchase Agreement with State Street Bank &
              Trust dated 6/30/97 at 5.85% to be repurchased
              at $458,074 on 7/01/97 collateralized by
              $445,000 U.S. Treasury Bond 7.25%, due 5/15/16
              valued at $469,823 ............................           458,000
                                                                   ------------
            Total Short Term Investments
              (Identified Cost $3,495,000) ..................         3,495,000
                                                                   ------------
            Total Investments--100.5%
              (Identified Cost $61,115,718) (b) .............        70,911,843
            Other assets less liabilities ...................          (382,310)
                                                                   ------------
            Total Net Assets--100% ..........................      $ 70,529,533
                                                                   ============


SECURITIES SOLD SHORT AGAINST THE BOX

                                                                        MARKET
SHARES   ISSUER                                                         VALUE
--------------------------------------------------------------------------------
4,000    CIBER, Inc.                                                   $136,750
                                                                       --------
Total Securities Sold Short (Total Proceeds $159,255)                  $136,750
                                                                       ========


(a)See Note 1a.
(b)Federal Tax Information: At June 30, 1997 the net unrealized appreciation on investments based on cost of $61,115,718 for federal income tax purposes was as follows:
     Aggregate gross unrealized appreciation for all investments
       in which there is an excess of value over tax cost.          $10,551,943
     Aggregate gross unrealized depreciation for all investments
       in which there is an excess of tax cost over value.             (755,818)
                                                                    -----------
     Net unrealized appreciation                                    $ 9,796,125
                                                                    ===========
(c)Non-income producing security.


                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                       STATEMENT OF ASSETS & LIABILITIES
--------------------------------------------------------------------------------

June 30, 1997
(unaudited)

ASSETS

  Investments at value ............................               $70,911,843
  Cash ............................................                     2,068
  Cash - Segregated ...............................                   268,316
  Receivable for:
    Fund shares sold ..............................                   659,920
    Securities sold ...............................                   453,168
    Dividends and interest ........................                    15,787
  Prepaid registration expense ....................                    12,500
  Unamortized organization expense ................                    35,006
                                                                  -----------
                                                                   72,358,608
LIABILITIES
  Payable for:
    Securities purchased ..........................   $1,513,679
    Open short sales - net ........................      136,750
    Fund shares redeemed ..........................       85,488
  Accrued expenses:
    Management fees ...............................       57,630
    Deferred trustees' fees .......................          571
    Accounting and administrative .................        1,843
    Other expenses ................................       33,114
                                                      ----------
                                                                    1,829,075
                                                                  -----------
NET ASSETS ........................................               $70,529,533
                                                                 ===========
  Net Assets consist of:
    Capital paid in ...............................               $64,050,279
    Undistributed net investment loss .............                  (432,016)
    Accumulated net realized loss .................                (2,907,360)
    Unrealized appreciation on investments and
      short sale transactions .....................                 9,818,630
                                                                  -----------
NET ASSETS ........................................               $70,529,533
                                                                  ===========
Computation of net asset value and offering price:
Net asset value and redemption price of Class
   A shares ($31,692,428 divided by 2,296,893
   shares of beneficial interest) .................                    $13.80
                                                                       ------
Offering price per share (100/94.25 of $13.80) ....                    $14.64*
                                                                       ======
Net asset value and offering price of Class B
   shares ($30,334,338 divided by 2,205,979
   shares of beneficial interest) .................                    $13.75**
                                                                        ======
Net asset value and offering price of Class
   C shares ($8,502,767 divided by 618,27
   shares of beneficial interest) .................                    $13.75
                                                                       ======
Identified cost of investments ....................               $61,115,718
                                                                  ===========
* Based upon single purchases of less than $50,000. Reduced sales charges apply for purchases in excess of this amount.
**Redemption price per share is equal to net asset value less any applicable contingent deferred sales charges.

                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
                            STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

Six Months Ended June 30, 1997
(unaudited)

INVESTMENT INCOME
  Dividends ...............................................                            $  103,642 (a)
  Interest ................................................                               105,904
                                                                                       ----------
                                                                                          209,546

  Expenses
    Management fees .......................................       $  235,077
    Service fees - Class A ................................           25,703
    Service and distribution fees - Class B ...............           91,449
    Service and distribution fees - Class C ...............           29,624
    Trustees' fees and expenses ...........................            5,773
    Accounting and administrative .........................           10,500
    Custodian .............................................          104,709
    Transfer agent ........................................           81,235
    Audit and tax services ................................           10,000
    Legal .................................................            7,612
    Printing ..............................................            3,951
    Registration ..........................................           29,261
    Amortization of organization expenses .................            2,668
    Miscellaneous .........................................            4,000
                                                                  ----------
  Total expenses ..........................................                               641,562
                                                                                       ----------
  Net investment loss .....................................                              (432,016)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  AND SHORT SALE TRANSACTIONS
  Realized loss on:
    Investments - net .....................................       (2,856,130)
    Short Sale Transactions - net .........................          (51,230)
                                                                  ----------
    Total realized loss on investments and short sale
      transactions ........................................       (2,907,360)
                                                                  ----------
  Unrealized appreciation on:
    Investments -- net ....................................        9,796,125
    Short Sale Transactions -- net ........................           22,505
                                                                  ----------
    Net unrealized appreciation on investments and short
      sale transactions ...................................        9,818,630
                                                                  ----------
  Net gain on investment transactions .....................                             6,911,270
                                                                                       ----------
NET INCREASE IN NET ASSETS FROM OPERATIONS ................                            $6,479,254
                                                                                       ==========
(a) Net of foreign taxes of: $295.

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
(unaudited)

                                                                                SIX MONTHS
                                                                                  ENDED
                                                                                 JUNE 30,
                                                                                   1997
                                                                               -----------
FROM OPERATIONS
  Net investment loss ...................................................      $  (432,016)
  Net realized loss on investments and short sale transactions ..........       (2,907,360)
  Net unrealized appreciation on investments and short sale transactions         9,818,630
                                                                               -----------
  Increase in net assets from operations ................................        6,479,254
                                                                               -----------
  Increase in net assets derived from capital share transactions ........       64,050,279
                                                                               -----------
  Total increase in net assets ..........................................       70,529,533

NET ASSETS
  Beginning of the period ...............................................                0
                                                                               -----------
  End of the period .....................................................      $70,529,533
                                                                               ===========
UNDISTRIBUTED NET INVESTMENT LOSS
  Beginning of the period ...............................................      $         0
                                                                               ===========
  End of the period .....................................................      $  (432,016)
                                                                               ===========

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(unaudited)

                                                  CLASS A             CLASS B             CLASS C
                                                 ----------          ----------          ----------
                                                 SIX MONTHS          SIX MONTHS          SIX MONTHS
                                                    ENDED               ENDED               ENDED
                                                   JUNE 30,            JUNE 30,            JUNE 30,
                                                    1997                1997                1997
                                                 ----------          ----------          ----------
Net Asset Value, Beginning of Period ....          $12.50              $12.50              $12.50
                                                   ------              ------              ------
Income (Loss) From Investment Operations
Net Investment Loss (a) .................           (0.08)              (0.12)              (0.12)
Net Realized and Unrealized Gain on
  Investments ...........................            1.38                1.37                1.37
                                                   ------              ------              ------
Total From Investment Operations ........            1.30                1.25                1.25
                                                   ------              ------              ------
Net Asset Value, End of Period ..........          $13.80              $13.75              $13.75
                                                   ======              ======              ======
Total Return (%) (b) ....................           10.4                10.0                10.0
Ratio of Operating Expenses to Average
  Net Assets (%) ........................            2.46 (c)            3.21 (c)            3.21 (c)
Ratio of Net Investment Loss to Average
  Net Assets (%) ........................           (1.48)(c)           (2.23)(c)           (2.23)(c)
Portfolio Turnover Rate (%) .............             132 (c)             132 (c)             132 (c)
Average Commission Rate .................         $0.0538             $0.0538             $0.0538
Net Assets, End of Period (000) .........         $31,692             $30,334              $8,503

(a) Per share net investment loss has been calculated using the average shares outstanding during the year.

(b) A sales charge in the case of Class A Shares and a contingent deferred sales charge in the case of Class B Shares is not reflected in total return calculations. Periods less than one year are not annualized.

(c) Computed on an annualized basis.

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
June 30, 1997
(unaudited)

1. The Fund is a series of New England Funds Trust I, a Massachusetts business trust (the "Trust"), and is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end management investment company. The Declaration of Trust permits the Trustees to issue an unlimited number of shares of the Trust in multiple series (each such series of shares a "Fund").

The Fund offers Class A, Class B, and Class C shares. The Fund commenced its public offering of Class A, Class B and Class C shares on December 31, 1996. Class A shares are sold with a maximum front end sales charge of 5.75%. Class B shares do not pay a front end sales charge, but pay a higher ongoing distribution fee than Class A shares for eight years (at which point they automatically convert to Class A shares), and are subject to a contingent deferred sales charge if those shares are redeemed within six years of purchase (or five years if purchased before May 1, 1997). Class C shares do not pay front end or contingent deferred sales charges and do not convert to any other class of shares, but they do pay a higher ongoing distribution fee than Class A shares. Expenses of the Fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the Rule 12b-1 service and distribution fees applicable to such class), and votes as a class only with respect to its own Rule 12b-1 plan. Shares of each class would receive their pro-rata share of the net assets of the Fund, if the Fund were liquidated. In addition, the Trustees approve separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles for investment companies. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. SECURITY VALUATION. Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees, which service provides the last reported sale price for securities listed on an applicable securities exchange or on the NASDAQ national market system, or, if no sale was reported and in the case of over-the-counter securities not so listed, the last reported bid price. Short-term obligations with a remaining maturity of less than sixty days are stated at amortized cost, which approximates market value. All other securities and assets are valued at their fair value as determined in good faith by New England Funds Management, L.P., the Fund's adviser and the appropriate subadviser, under the supervision of the Fund's trustees.

B. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME. Security transactions are accounted for on the trade date (the date the buy or sell is executed). Dividend income is recorded on the ex-dividend date or when the Fund learns of the dividend, and interest income is recorded on the accrual basis. In determining net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

C. FOREIGN CURRENCY TRANSLATION. The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

Since the values of investment securities are presented at the foreign exchange rates prevailing at the end of the period, it is not practical to isolate that portion of the results of operations arising from changes in exchange rates from fluctuations arising from changes in market prices of the investment securities. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Reported net realized foreign exchange gains or losses arise from: sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities resulting from changes in the exchange rate.

D. FEDERAL INCOME TAXES. The Fund intends to meet the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its income and any net realized capital gains, at least annually. Accordingly, no provision for federal income tax has been made.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions are recorded on the ex-dividend date. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for organization costs and foreign currency transactions for book and tax purposes. Permanent book and tax basis differences will result in reclassification to capital accounts.

F. REPURCHASE AGREEMENTS. The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund's policy that the market value of the collateral be at least equal to 100% of the repurchase price. Each sub-adviser is responsible for determining that the value of the collateral is at all times at least equal to the repurchase price. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party including possible delays or restrictions upon the portfolio's ability to dispose of the underlying securities.

G. SHORT SALES. A short sale is a transaction in which the Fund sells securities it does not own (but has borrowed) in anticipation of a decline in the market price of the securities. When the Fund makes a short sale, the proceeds it receives from the sale will be held on behalf of the broker effecting the sale until the Fund replaces the borrowed securities. To deliver the securities to the buyer, the Fund arranges through the broker to borrow the securities and, in doing so, the Fund becomes obligated to replace the securities borrowed at their market value at the time of replacement, whatever that price may be. The Fund may have to pay a premium to borrow the securities and must pay any dividends or interest payable on the borrowed securities until the securities are replaced.

H. SHORT SALES AGAINST THE BOX. In a short sale against the box, the Fund sells a borrowed security, while at the same time owning an identical security in the portfolio. While the short sale is outstanding, the Fund will not dispose of the security hedged by the short sale.

When the Fund sells short against the box, it will establish a margin account with the broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale, and the Fund pledges securities or cash as additional collateral. The Fund earns interest from the broker on the proceeds of the short sale and accrues such interest on a daily basis.

I. ORGANIZATION EXPENSE. Costs incurred in connection with the Fund's organization and initial registration, amounting to approximately $37,674 in the aggregate, were paid by the Fund and are being amortized by the Fund over 60 months.

2. PURCHASES AND SALES OF SECURITIES (excluding short-term investments) for the Fund for the period ended June 30, 1997 were $90,006,424 and $29,641,308 respectively.

3A. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES. The Fund pays management fees to its investment adviser, New England Funds Management, L.P. ("NEFM") at the annual rate of 1.05% of the Fund's average daily net assets. NEFM pays the Fund's four investment sub-advisers, Harris Associates, L.P., Loomis, Sayles & Company, L.P., Montgomery Asset Management, L.P. and Robertson, Stephens & Company Investment Management, L.P. a sub-advisory fee as follows:
Harris Associates, L.P., at the annual rate of 0.70% of the average daily net assets of their segment of the Fund, Loomis, Sayles & Company, L.P. and Robertson, Stephens & Company Investment Management, L.P. at the annual rate of 0.55% of the first $50 million of the average daily net assets of the segment of the Fund which that sub-adviser manages, and 0.50% of such assets in excess of $50 million, and Montgomery Asset Management, L.P. at the annual rate of 0.65% of the first $50 million of the average daily net assets of the segment of the Fund which that sub-adviser manages, and 0.50% of such assets in excess of $50 million.

Certain officers and directors of NEFM are also officers or trustees of the Fund. NEFM, Harris Associates, L.P. and Loomis Sayles & Company, L.P. are wholly owned subsidiaries of New England Investment Companies, L.P. which is a subsidiary of Metropolitan Life Insurance Company. Fees earned by NEFM and the sub-advisers under the management agreement in effect during the period ended June 30, 1997, are as follows:

FEES EARNED
-----------
$ 97,521        New England Funds Management, L.P.
  41,699        Harris Associates, L.P.
  28,933        Loomis, Sayles & Company, L.P.
  35,653        Montgomery Asset Management, L.P.
  31,271        Robertson, Stephens & Company Investment Management, L.P.
--------
$235,077
========

B. ACCOUNTING AND ADMINISTRATIVE EXPENSE. New England Funds, L.P. ("New England Funds"), the Fund's distributor, is a wholly owned subsidiary of New England Investment Companies, L.P. and performs certain accounting and administrative services for the Fund. The Fund reimburses New England Funds for all or part of New England Funds' expenses of providing these services which include the following: (i) expenses for personnel performing bookkeeping, accounting, internal auditing and financial reporting functions and clerical functions relating to the Fund, (ii) expenses for services required in connection with the preparation of registration statements and prospectuses, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Fund or regulatory authorities and reports and questionnaires for SEC compliance, and
(iii) registration, filing and other fees in connection with requirements of regulatory authorities. For the period ended June 30, 1997, these expenses amounted to $10,500 and are shown separately in the financial statements as accounting and administrative.

C. TRANSFER AGENT FEES. New England Funds is the transfer and shareholder servicing agent for the Fund. For the period ended June 30, 1997, the Fund paid New England Funds $62,671 as compensation for its services in that capacity.

D. SERVICE AND DISTRIBUTION FEES. Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a Service Plan relating to the Fund's Class A shares (the "Class A Plan") and Service and Distribution Plans relating to the Fund's Class B and Class C shares (the "Class B and Class C Plans").

Under the Class A Plan, the Fund pays New England Funds a monthly service fee at the annual rate of up to 0.25% of the average daily net assets attributable to the Fund's Class A shares, as reimbursement for expenses (including certain payments to securities dealers, who may be affiliated with New England Funds) incurred by New England Funds in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts. For the period ended June 30, 1997, the Fund paid New England Funds $25,703 in fees under the Class A Plan.

Under the Class B and Class C Plans, the Fund pays New England Funds monthly service fees at the annual rate of up to 0.25% of the average daily net assets attributable to the Fund's Class B and Class C shares, as compensation for services provided and expenses (including certain payments to securities dealers, who may be affiliated with New England Funds) incurred by New England Funds in providing personal services to investors in Class B and Class C shares and/or the maintenance of shareholder accounts. For the period ended June 30, 1997 the Fund paid New England Funds $22,862 and $7,406 in service fees under the Class B and Class C Plans, respectively.

Also under the Class B and Class C Plan, the Fund pays New England Funds monthly distribution fees at the annual rate of up to 0.75% of the average daily net assets attributable to the Fund's Class B and Class C shares, as compensation for services provided and expenses (including certain payments to securities dealers, who may be affiliated with New England Funds) incurred by New England Funds in connection with the marketing or sale of Class B and Class C shares. For the period ended June 30, 1997, the Fund paid New England Funds $68,587 and $22,218 in distribution fees under the Class B and Class C plans, respectively.

Commissions (including contingent deferred sales charges) on Fund shares paid to New England Funds by investors in shares of the Fund during the six months ended June 30, 1997 amounted to $805,058.

E. TRUSTEES FEES AND EXPENSES. The Fund does not pay any compensation directly to its officers or trustees who are directors, officers or employees of NEFM, New England Funds, New England Investment Companies, L.P. or their affiliates, other than registered investment companies. Each other trustee is compensated by the Fund as follows:

          Annual Retainer                             $714
          Meeting Fee                                 $114/meeting
          Committee Meeting Fee                       $68/meeting

A deferred compensation plan is available to the trustees on a voluntary basis. Each participating trustee will receive an amount equal to the value that such deferred compensation would have been, had it been invested in the Fund on the normal payment date.

4. CAPITAL SHARE TRANSACTIONS. At June 30, 1997 there was an unlimited number of shares of beneficial interest authorized, divided into three classes, Class A, Class B and Class C capital stock. Transactions in capital shares were as follows:

                                                                          SIX MONTHS ENDED
                                                                           JUNE 30, 1997
                                                                   ----------------------------
CLASS A                                                              SHARES          AMOUNT
-------                                                            ---------      -------------
Shares sold ................................................       3,881,952      $  48,519,675
Shares repurchased .........................................      (1,585,059)       (19,893,453)
                                                                   ---------      -------------
Net increase ...............................................       2,296,893      $  28,626,222
                                                                   ---------      -------------

                                                                          SIX MONTHS ENDED
                                                                           JUNE 30, 1997
                                                                   ----------------------------
CLASS B                                                              SHARES          AMOUNT
-------                                                            ---------      -------------
Shares sold ................................................       2,353,018      $  29,464,157
Shares repurchased .........................................        (147,039)        (1,788,377)
                                                                   ---------      -------------
Net increase  ..............................................       2,205,979      $  27,675,780
                                                                   ---------      -------------

                                                                          SIX MONTHS ENDED
                                                                           JUNE 30, 1997
                                                                   ----------------------------
CLASS C                                                              SHARES          AMOUNT
-------                                                            ---------      -------------
Shares sold ................................................         821,795      $  10,301,965
Shares repurchased .........................................        (203,520)        (2,553,688)
                                                                   ---------      -------------
Net increase ...............................................         618,275      $   7,748,277
                                                                   ---------      -------------
Increase derived from capital shares transactions ..........       5,121,147      $  64,050,279
                                                                   =========      =============

                            NEW ENGLAND STAR FUNDS

     SUPPLEMENT DATED JULY 28, 1997 TO NEW ENGLAND STAR FUNDS PROSPECTUS
              DATED MAY 1, 1997 (AS SUPPLEMENTED JUNE 30, 1997),
         NEW ENGLAND STOCK FUNDS CLASS Y PROSPECTUS DATED MAY 1, 1997
                AND NEW ENGLAND STAR SMALL CAP FUND PROSPECTUS
   DATED DECEMBER 31, 1996 (AS SUPPLEMENTED MAY 1, 1997 AND JUNE 30, 1997)

NEW ENGLAND STAR ADVISERS FUND

On July 25, 1997, the Board of Trustees of New England Funds Trust I (the "Trust") approved a Sub-Advisory Agreement (the "Agreement") relating to one segment of the portfolio of New England Star Advisers Fund (the "Fund") between New England Funds Management, L.P. ("NEFM"), the Fund's adviser, and Harris Associates L.P. ("Harris Associates"). The Agreement is effective July 25, 1997 and continues in effect for a period of 120 days or until shareholders of the Fund approve a new Sub-Advisory Agreement between NEFM and Harris Associates, whichever occurs first. A special shareholder meeting will be held in mid-October for shareholder approval of a second new Sub-Advisory Agreement between NEFM and Harris Associates, and a notice of such meeting and proxy statement will be sent to shareholders in late August. Accordingly, Harris Associates succeeds Berger Associates, Inc. ("Berger") as subadviser to this segment of the Fund, and is responsible for day-to-day management of the segment's investment operations under the oversight of NEFM.

The sub-advisory fees payable by NEFM to Harris Associates under the Agreement are at the same rate as those previously payable by NEFM to Berger to manage this segment of the Fund, as set forth in the Prospectus. Following shareholder approval of the second new Sub-Advisory Agreement between NEFM and Harris Associates, the subadvisory fees payable by NEFM to Harris Associates will be at the annual rate of 0.65% of the first $50 million of the average daily net assets of the segment of the Fund managed by Harris Associates, 0.60% of the next $50 million of such assets and 0.55% of any such assets in excess of $100 million.

In addition, Harris Associates has agreed to waive the entire sub-advisory fee payable to Harris Associates by NEFM under the Agreement through August 31, 1997, and NEFM will pay such waived fees to Berger. Neither the change in the sub-advisory fee rate payable to Harris Associates nor this waiver by Harris Associates will affect the management fee payable by the Fund to NEFM.

Robert Sanborn, CFA, Partner and Portfolio Manager of Harris Associates, is the portfolio manager of the segment of the Fund managed by Harris Associates. Mr. Sanborn has 14 years of investment experience, and joined Harris Associates as a Portfolio Manager and Analyst in 1988.

In the event that the Fund's shareholders do not approve the new Sub-Advisory Agreement between NEFM and Harris Associates at the special shareholder meeting, then the Trust's Board of Trustees will consider alternative arrangements for the management of this segment of the Fund's investment portfolio.

In conjunction with Harris Associates becoming subadviser to a segment of the Fund, the paragraph under the heading entitled "Star Advisers Fund -- Berger Associates, Inc." in the Investment Strategy section of the Prospectus is revised to read as follows:

HARRIS ASSOCIATES L.P. ("HARRIS ASSOCIATES")

Harris Associates' investment philosophy is predicated on the belief that over time market price and value converge and that investment in securities priced significantly below long-term value presents the best opportunity to achieve long term growth of capital. Its segment of the Fund's portfolio invests primarily in common stocks and securities convertible into common stock, but may also invest in other securities that are suited to the Fund's investment objective, including preferred stocks and fixed-income securities (including lower quality fixed-income securities).

The following information is added to the Prospectus:

PAST PERFORMANCE OF STAR ADVISERS FUND'S SUBADVISER

The data presented below under "Oakmark Fund" represent the total return, as adjusted, of The Oakmark Fund, a mutual fund managed by Harris Associates. The Oakmark Fund has investment objectives substantially similar to the segment of the Fund managed by Harris Associates and was managed using styles and strategies substantially similar (although not necessarily identical) to those that are employed by Harris Associates in managing its segment of the Fund. THE FOLLOWING INFORMATION DOES NOT REPRESENT THE FUND'S PERFORMANCE. THE FUND COMMENCED OPERATIONS IN JULY 1994 AND HAS A PERFORMANCE RECORD OF ITS OWN. THE FOLLOWING INFORMATION SHOULD NOT BE CONSIDERED A PREDICTION OF FUTURE PERFORMANCE OF THE FUND. THE FUND'S PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT SHOWN BELOW.

During the entire period that Harris Associates has managed The Oakmark Fund, Mr. Sanborn has been the portfolio manager.

As explained more fully in the Prospectus under "Investment Risks -- Special Considerations Regarding the Multi-Adviser Approach," capital that is available for investment by the Fund is currently allocated equally among the Fund's four subadvisers. Due to a variety of factors, the relative performance of the four segments is likely to vary, which in turn will affect their relative size. Thus, a particular subadviser's performance (expressed as a percentage) may have a greater or lesser impact on the total return of the Fund depending on the size of the subadviser's segment relative to the other segments.

                                                  LIPPER GROWTH
                                     OAKMARK FUND   FUND INDEX  S&P 500 INDEX
                                     ------------   ----------  -------------
July 1, 1996 to June 30, 1997 ......    29.25%        23.84%        34.72%
July 1, 1994 to June 30, 1997 ......    24.44%        23.09%        28.85%
July 1, 1992 to June 30, 1997 ......    25.56%        17.05%        19.78%
August 8, 1991 (inception date) to      30.25%        15.55%        18.04%
  June 30, 1997 ....................

The performance information shown above for The Oakmark Fund is adjusted to give effect to the actual expenses relating to Class A shares of the Fund for the corresponding periods (or, for the periods prior to the Fund's inception, for the first period of the Fund's operation). The performance information for The Oakmark Fund has not been adjusted to reflect deduction of the sales charge payable on the Fund's Class A shares, nor does it give effect to the higher expense levels of the Fund's Class B and Class C shares. Performance would be lower if it were adjusted for these charges and expenses.

NEW ENGLAND STAR SMALL CAP FUND

Robertson, Stephens & Company Investment Management, L.P. ("Robertson Stephens") has informed the Trust that the Robertson Stephens group of companies, of which Robertson Stephens is an affiliate, will be acquired by BankAmerica Corp. ("BankAmerica"). BankAmerica is a global financial services company with $250 billion in assets and an equity capital base of $20 billion. Completion of the acquisition is subject to a number of conditions, including certain regulatory approvals, and is expected to take place in the fourth quarter of this year. The acquisition does not contemplate any changes in the management or operations of Robertson Stephens. The acquisition will likely result in the automatic termination of the current subadvisory agreement between NEFM and Robertson Stephens for the segment of New England Star Small Cap Fund (the "Fund") managed by Robertson Stephens. A new subadvisory agreement for this segment following the acquisition, which will be substantially similar to the current subadvisory agreement for this segment, has been approved by the Board of Trustees of the Trust. Unless an exemptive order from the Securities and Exchange Commission (as discussed in the Prospectus) relieves the Fund of such requirement, such agreement would be subject to approval by the Fund's shareholders.

--------------------------------------------------------------------------------
                                NEW ENGLAND FUNDS
--------------------------------------------------------------------------------

                                   STOCK FUNDS
                               Star Small Cap Fund
                                   Growth Fund
                               Star Advisers Fund
                               Capital Growth Fund
                            Growth Opportunities Fund
                                   Value Fund
                                  Balanced Fund

                            INTERNATIONAL STOCK FUNDS
                            International Equity Fund
                               Star Worldwide Fund

                                   BOND FUNDS
                                High Income Fund
                              Strategic Income Fund
                                Bond Income Fund
                           Government Securities Fund
                        Limited Term U.S. Government Fund
                      Adjustable Rate U.S. Government Fund

                                TAX EXEMPT FUNDS
                              Municipal Income Fund
                       Massachusetts Tax Free Income Fund
                  Intermediate Term Tax Free Fund of California
                   Intermediate Term Tax Free Fund of New York

                               MONEY MARKET FUNDS
                              Cash Management Trust
                             -- Money Market Series
                            -- U.S. Government Series
                          Tax Exempt Money Market Trust

                    To learn more, and for a free prospectus,
                     contact your financial representative.

                Visit our World Wide Web site at www.mutualfunds.com

                      New England Funds, L.P., Distributor
                               399 Boylston Street
                                Boston, MA 02116
                             Toll Free 800-225-5478

      This material is authorized for distribution to prospective investors when it is preceded or accompanied by the Fund's current prospectus, which contains information about distribution charges,
      management and other items of interest. Investors are advised to read the prospectus carefully before investing.

                                                              --------------
                    (Logo)(R)                                    BULK RATE
              NEW ENGLAND FUNDS(R)                             U.S. POSTAGE
        Where The Best Minds Meet(R)                               PAID
                                                               BROCKTON, MA
                                                              PERMIT NO. 770
                                                              --------------


            ---------------------
             399 Boylston Street

            Boston, Massachusetts

                    02116
            ---------------------



---------------------    ---------------------
        [Logo]                   [Logo]
        QUALITY                  QUALITY
    TESTED SERVICE           TESTED SERVICE
         1995                     1996
---------------------    ---------------------
        DALBAR                   DALBAR
HONORS COMMITMENT TO:    HONORS COMMITMENT TO:
      INVESTORS                INVESTORS
---------------------    ---------------------

                  SC58-0697

 [recycle symbol] Printed On Recycled Paper